Derivative financial instruments (including embedded derivative) - Economic hedge by maturity of contract (Details) - BRL BRL in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair value by maturity date of economic hedge strategy contracts
Derivative economic hedge contracts	BRL (28,892)	BRL (109,448)
Not later than one year
Fair value by maturity date of economic hedge strategy contracts
Derivative economic hedge contracts	(31,234)	7,609
Later than one year and not later than two years
Fair value by maturity date of economic hedge strategy contracts
Derivative economic hedge contracts	(57,574)	(58,385)
Later than two years and not later than three years
Fair value by maturity date of economic hedge strategy contracts
Derivative economic hedge contracts	(57,165)	(28,615)
Later than three years and not later than four years
Fair value by maturity date of economic hedge strategy contracts
Derivative economic hedge contracts	(27,610)	(29,514)
Later than four years and not later than five years
Fair value by maturity date of economic hedge strategy contracts
Derivative economic hedge contracts	(22,209)	14,237
Later than five years and not later than six years
Fair value by maturity date of economic hedge strategy contracts
Derivative economic hedge contracts	BRL 166,900	(5,451)
Later than six years and not later than seven years
Fair value by maturity date of economic hedge strategy contracts
Derivative economic hedge contracts		BRL (9,329)